Fair value measurement of financial instruments (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Measurement Of Financial Instruments [Abstract]
Schedule of significant unobservable inputs used in fair value measurement of assets
Fair value measurements using significant unobservable inputs (level 3)- equity investments at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2024	2,145
Disposal during the period	(2,145)
Closing balance as at September 30, 2024	—